Subsequent Events	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 — SUBSEQUENT EVENTS

As of the date of this report, the Company’s post-period events are as follows:

On October 7, 2024, the Company adopted a share incentive plan which provides 220,000 (Pre-split 3,300,000) shares of stock, par value US$0.00003 (Pre-split US$0.000002), to the Equity Incentive Plan to members of the board, and employees of the Company. Pursuant to the Equity Incentive Plan, the Company issued 220,000 (Pre-split 3,300,000) Class A ordinary shares to its management on October 31, 2024.

On October 9, 2024, the Company issued and sold 333,333 (Pre-split 5,000,000) Class A Ordinary Shares accompanying warrants of 666,667 (Pre-split 10,000,000) shares to several accredited investors. The purchase price for each ordinary Share and two warrants is $7.5 (Pre-split $0.5). The net proceeds of $2.42 million were received on October 31, 2024.

On November 26, 2024, the Company effected a reverse stock split at a ratio of 15-to-1. All the shares and share price in the accompanying consolidated financial statements and notes have been retrospectively adjusted to reflect the effect of the reverse stock split.